Exploration and evaluation of oil and gas reserves (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets	$ 3,042	$ 2,986		$ 3,025
Recognition of losses in Intangible assets	364		$ 37
Agreement commits to investing	347	1,681
B M C 33 [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	968
Sepia Field [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	46
Intangible assets		424
North Brava [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	103
Southwest Sagitarno [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	$ 40
Atapu Field [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		416
Itapu Field [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		$ 337
Tres Marias [Member]
IfrsStatementLineItems [Line Items]
Recognition of losses in Intangible assets			$ 6